Expense Example	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Government Money Market Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Government Money Market Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Government Money Market Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Government Money Market Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Government Money Market Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Class Y Expense Example, with Redemption, 10 Years
USD ($)	682	908	1,151	1,849	607	940	1,198	2,130	193	597	1,026	2,016	366	661	976	1,859	89	278	482	1,073	73	227	395	883	149	462	797	1,746	114	356	617	1,363	678	896	1,131	1,806	594	900	1,132	2,014	185	573	985	1,940	88	274	477	1,061	73	227	395	883	148	459	792	1,735	112	350	606	1,340	671	875	1,096	1,729	611	985	1,285	2,248	191	591	1,016	1,971	366	647	946	1,787	83	259	450	1,002	67	211	368	822	143	443	766	1,680	86	313	559	1,264	708	990	1,292	2,148	648	1,092	1,463	2,620	213	658	1,129	2,250	101	339	596	1,330	97	303	525	1,166	172	533	918	1,998	136	425	734	1,613	705	1,081	1,482	2,599	625	1,239	1,776	3,268	212	727	1,269	2,609	101	360	639	1,436	102	323	561	1,246	178	555	957	2,082	143	447	774	1,700	692	944	1,215	1,987	595	943	1,217	2,204	206	637	1,093	2,155	378	716	1,076	2,082	94	300	523	1,164	81	252	439	978	157	486	839	1,834	120	375	649	1,432	704	975	1,267	2,095	655	1,113	1,498	2,661	228	703	1,205	2,356	108	344	598	1,326	96	300	520	1,115	171	530	913	1,987	138	431	745	1,635	693	967	1,261	2,096	611	1,043	1,401	2,534	195	630	1,091	2,189	386	755	1,147	2,238	81	304	545	1,238	81	272	479	1,076	156	502	873	1,914	120	398	697	1,547	669	869	1,086	1,707	586	901	1,141	2,013	185	573	985	1,917	379	651	941	1,757	65	237	424	964	65	205	357	798	140	437	755	1,657	106	331	574	1,271	686	924	1,181	1,913	610	969	1,255	2,241	196	608	1,046	2,064	392	709	1,047	1,993	81	291	519	1,173	81	259	452	1,011	158	492	849	1,856	122	383	664	1,465	694	960	1,246	2,057	203	642	1,107	2,200	85	314	562	1,273	85	284	500	1,123	160	510	885	1,938	126	408	711	1,573	685	916	1,167	1,881	604	935	1,191	2,128	195	603	1,037	2,041	392	701	1,030	1,952	98	306	531	1,178	83	259	450	1,002	158	490	845	1,845	122	381	660	1,455	707	993	1,299	2,166	642	1,052	1,388	2,503	212	661	1,136	2,269	91	327	581	1,311	91	297	520	1,161	167	524	905	1,974	133	422	731	1,610	697	955	1,232	2,021	621	1,050	1,406	2,514	208	643	1,103	2,179	399	741	1,104	2,119	92	317	560	1,258	90	281	488	1,084	166	514	887	1,933	129	403	697	1,534	690	934	1,197	1,946	634	1,052	1,397	2,472	202	624	1,073	2,113	94	293	509	1,131	78	243	422	942	160	496	855	1,867	120	375	649	1,432	544	791	1,058	1,819	571	982	1,320	2,388	175	592	1,035	2,069	76	269	478	1,082	74	230	401	894	149	462	797	1,746	101	343	604	1,352	67	211	368	822	557	786	939	1,597	159	493	850	1,614	71	253	447	996	47	148	258	579	545	745	962	1,586	573	861	1,074	1,904	169	532	919	1,811	373	668	982	1,865	77	240	417	930	61	192	335	750	137	428	739	1,624	102	318	552	1,225	717	1,078	1,462	2,535	612	988	1,290	2,457	218	706	1,221	2,504	107	411	737	1,660	107	370	654	1,462	183	604	1,051	2,292	148	492	861	1,898	363	551	754	1,341	593	897	1,126	1,959	168	520	897	1,752	356	596	854	1,579	69	218	379	847	54	170	296	665	129	403	697	1,534	95	296	515	1,143	703	980	1,278	2,123	615	1,096	1,503	2,706	215	687	1,185	2,339	105	334	582	1,291	106	333	578	1,282	156	485	838	1,834	127	409	712	1,574	532	720	925	1,513	583	866	1,075	1,882	177	548	944	1,832	73	236	413	927	62	195	340	762	101	315	547	1,213	537	721	921	1,497	565	841	1,041	1,831	161	520	903	1,768	62	223	399	906	61	192	335	750	96	310	542	1,208	751	1,120	1,513	2,609	998	2,077	3,041	4,990	252	776	1,326	2,666	386	886	1,412	2,851	122	381	660	1,455	101	315	547	1,213	180	557	959	2,084	145	449	776	1,702	724	1,078	1,456	2,513	805	1,568	2,244	3,870	234	765	1,322	2,653	114	401	709	1,583	96	345	613	1,379	172	577	1,007	2,205	138	475	835	1,850	535	736	953	1,577	585	893	1,127	1,988	167	538	934	1,840	365	645	944	1,785	46	203	374	869	46	171	306	702	122	402	703	1,559	89	299	527	1,181	714	1,027	1,362	2,306	652	1,096	1,466	2,663	236	748	1,287	2,541	391	801	1,235	2,437	110	365	639	1,423	96	321	564	1,262	170	547	950	2,076	132	433	756	1,671